WARRANTS - (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Aug. 31, 2010 Tranch	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Number of tranches	2
Term of warrants	7 years
Percentage of consideration paid in the form of securities	90.00%
Adjustment to exercise price		$ 0.05
Class A warrant
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	1.5
Investment warrants, exercise price		$ 22.69
Class B warrant
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	1.5
Investment warrants, exercise price		$ 26.68